Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 5:-	COMMITMENTS AND CONTINGENCIES

a.	Liens:

The Company’s long-term restricted deposits in the amounts of $39,152 have been pledged as security in respect of guarantees granted to the Company’s landlords as part of the office lease agreement. Such deposit cannot be pledged to others or withdrawn without the consent of the lender.